GOODWILL AND INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Summary of Changes in the Carrying Amounts of Goodwill

(a)	Goodwill
The changes in the carrying amounts of goodwill by segment are as follows:

Mocha and Other (1)
Balance at January 1, 2021	$82,203
Foreign currency translations	(482)

Balance at December 31, 2021	81,721
Foreign currency translations	(115)

Balance at December 31, 2022	81,606
Foreign currency translations	(24)

Balance at December 31, 2023	$81,582

(1)
The amount represents goodwill which arose from the acquisition of Mocha Slot Group Limited and its subsidiaries by the Company in
2006
. As of December 31, 2023, the gross amount of goodwill and accumulated impairment were $81,582 and nil, respectively.

Summary of Intangible Assets, Net
(b)	Intangible Assets, Net
Intangible assets, net consisted of the following:

	December 31,
	2023	2022
Indefinite-lived intangible assets:

Trademarks of Mocha Clubs	$4,203	$4,204

Total indefinite-lived intangible assets	4,203	4,204

Finite-lived intangible assets:
Concession	209,934	—
Less: accumulated amortization	(24,037)	—

	185,897	—

Cyprus License	75,307	—
Less: accumulated amortization	(1,595)	—

	73,712	—

Gaming subconcession	—	902,441
Less: accumulated amortization	—	(902,441)

	—	—

Internal-use software	72,556	59,434
Less: accumulated amortization	(39,876)	(29,383)

	32,680	30,051

Proprietary rights	11,922	11,926
Less: accumulated amortization	(3,762)	(2,571)

	8,160	9,355

Total finite-lived intangible assets	300,449	39,406

Total intangible assets, net	$304,652	$43,610

Summary of Estimated Future Amortization Expenses of Finite-Lived Intangible Assets
As of December 31, 2023, the estimated future amortization expenses of finite-lived intangible assets are as follows:

Year ending December 31,
2024	$32,662
2025	31,609
2026	28,896
2027	27,197
2028	27,197
Over 2028	152,888

$300,449